LIQUIDITY, CAPITAL RESOURCES AND SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2024
LIQUIDITY, CAPITAL RESOURCES AND SUBSEQUENT EVENTS
Liquidity, capital resources and subsequent events	NOTE 2 – LIQUIDITY, CAPITAL RESOURCES AND SUBSEQUENT EVENTS
Liquidity and Capital Resources
As of 31 December 2024, TORM’s cash and cash equivalents including restricted cash totaled USD 291m (2023: USD 296m, 2022:
USD 324m), and undrawn and committed credit facilities as listed below amounted to USD 324m (2023: USD 343m, 2022: USD
93m).
TORM has the following debt facilities as of December 31, 2024.

Debt Facility	Maturity	Outstanding amount 2024 (USDm)	Outstanding amount 2023 (USDm)	Outstanding amount 2022 (USDm)
Senior Unsecured Bonds	2029	200.0	—	—
Syndicated Facilities 2023	2029	160.0	224.0	—
Syndicated Facilities 2020	Repaid	—	—	143.8
Danish Ship Finance Facility 2020	2031	245.6	192.6	201.8
ING Facility 2023	2029	51.4	57.9	—
HCOB Facility 2023	Repaid	—	31.2	—
HCOB Facilities 2020-2021	Repaid	—	—	63.5
HCOB Facility 2024	2031	87.5	—	—
KfW Facility 2019	2032	31.8	34.8	37.9
CEXIM 2016	Repaid	—	—	41.1
Other credit facilities	2026	1.9	4.8	4.9
Total		778.2	545.3	493.0
In 2024, TORM refinanced a number of debt facilities involving repayment of debt in relation to sale of vessels, as well as financing additional second-hand vessel purchases. TORM repaid debt on seven vessels previously funded by HCOB. In total, the company had
19 vessels delivered throughout the year with 14 vessels financed by mortgage debt and revolving credit facilities and the remaining five being unencumbered. TORM obtained funding from HCOB to partly finance a purchase of five second-hand vessels. Moreover,
TORM completed consolidation of the HCOB facilities by amending the facility with maturity prolonged to 2031. TORM also refinanced the Danish Shipping Facility to partly fund the acquisition of three MR vessels. As of 31 December 2024, the scheduled minimum payments on mortgage debt and bank loans in 2025 amount to USD 113.7m.
TORM has the following undrawn facilities as of December 31, 2024.

Undrawn Facility	Maturity	Undrawn amount 2024 (USDm)	Undrawn amount 2023 (USDm)	Undrawn amount 2022 (USDm)
Syndicated Facilities 2023 - RCF	2029	100.0	100.0	—
Syndicated Facilities 2020 - RCF	Cancelled	—	—	92.6
Syndicated Facilities 2024 - RCF	2031	149.5	—	—
HCOB Facility 2023 - RCF	Cancelled	—	24.9	—
DSF Additional Facility	Cancelled	—	52.6	—
Syndicated Bridge to Bond Facility	Cancelled	—	165.0	—
HCOB Facility 2024 - RCF	2031	74.1	—	—
Total		323.6	342.5	92.6
TORM announced a USD 150m revolving syndicate credit facility with eight banks to partly finance the purchase of six second-hand vessels. Furthermore, the HCOB revolving credit facility increased to USD 74m and the maturity prolonged to 2031. Also, the maturity of TORM’s USD 100m Syndicated Facilities was extended by one year to 2029. As of December 31, 2024, all three credit facilities remain undrawn.
TORM has the following lease facilities as of December 31, 2024.

Lease Facility	Maturity	Outstanding amount 2024 (USDm)	Outstanding amount 2023 (USDm)	Outstanding amount 2022 (USDm)
Bocomm Leasing Facilities 2019-2021	2032	135.6	148.9	162.2
Bocomm Leasing Facilities 2019	Repaid	—	—	49.4
Springliner Leases	2026	25.0	27.9	30.7
China Development Bank Financial Leasing	2032	136.5	149.0	160.8
China Merchant Bank Financial Leasing	2033	159.5	195.8	37.3
Showa Leasing	Repaid	—	—	18.7
Eifuku Leasing	Repaid	—	—	20.9
Total		456.6	521.6	480.0
TORM did not engage in any new lease facilities in 2024. As of December 31, 2024, the scheduled minimum payments on lease agreements in 2024 amounts to USD 51m.
TORM manages its capital structure for the Group as a whole in order to support our spot-based vessel employment profile. This is done through a conservative leverage, a strong liquidity position and limited off-balance sheet commitments. TORM ongoingly stress tests the capital structure and liquidity position as well as prepares cash flow forecasts to make sure the capital structure remains robust to potential risks. Besides the liquidity position, the main considerations are loan-to-value ratio, distribution policy, CAPEX commitments, off-balance sheet liabilities, terms and sources of funding vessel investments, hedging of financial market risks and fleet employment strategy, hereunder entering into FFA contracts.
On March 2024, TORM amended the distribution policy with effect from the first quarter of 2024. With this TORM intends to distribute on a quarterly basis excess liquidity above a threshold liquidity level. The threshold liquidity level will be determined as the sum of i) the product of liquidity requirement per vessel and the number of owned and leased vessels in TORM’s fleet as at the balance sheet day and ii) a discretionary element determined by the Board taking into consideration TORM’s capital structure, strategic opportunities, future obligations and market trends.
TORM’s debt facilities include financial covenants related to:
•Minimum liquidity (cash and cash equivalents minimum amount requirement at all times)
•Minimum security value (loan-to-value for individual borrowings)
•Equity ratio (minimum level)
Financial covenants should be complied with on a daily basis, and is reported to counterparties on a quarterly basis. During 2024, 2023 and 2022, TORM did not have any covenant breaches, and the Management has assessed that a covenant breach in the near future is remote. Please refer to Note 20 for further information on facilities with financial covenants.
Subsequent Events
After the end of 2024, TORM sold the MR vessels TORM Ragnhild, TORM Resilience and TORM Thames to new owners with expected delivery during the remaining part of Q1 2025.
TORM’s Board of Directors has on the date of this report approved an interim dividend for the fourth quarter of USD 0.60 per share to be paid to the shareholders corresponding to an expected total dividend payment of USD 58.4m. The distribution for the quarter is equivalent to 75% of net profit and reflects the Distribution Policy. The payment date is April 02, 2025 to all shareholders on record as of  March 20, 2025, and the ex-dividend date is 19 March 2025 for the shares listed on Nasdaq OMX Copenhagen and March 20, 2025 for the shares listed on Nasdaq New York. The dividend payment will not be recognized as a liability and there are no tax consequences.